Common Shares (Tables)	12 Months Ended
Dec. 31, 2025
Common Shares [Abstract]
Common Shares

Number of shares	Issued and fully paid	Treasury shares	Outstanding
Common shares, January 1, 2024	2,040,242,959	(48,195,109)	1,992,047,850
Shares issued under share-based compensation plans	—	—	—
Capital increase	—	—	—
Common shares cancelled	(45,541,366)	45,541,366	—
Shares purchased for treasury	—	(86,796,707)	(86,796,707)
Shares sold or distributed from treasury	—	39,874,612	39,874,612
Common shares, December 31, 2024	1,994,701,593	(49,575,838)	1,945,125,755
Shares issued under share-based compensation plans	—	—	—
Capital increase	—	—	—
Common shares cancelled	(84,122,616)	84,122,616	—
Shares purchased for treasury	—	(76,926,379)	(76,926,379)
Shares sold or distributed from treasury	—	34,673,888	34,673,888
Common shares, December 31, 2025	1,910,578,977	(7,705,713)	1,902,873,264

Authorized capital

Authorized capital	Consideration	Pre-emptive rights	Expiration date
€ 498,000,000	Cash
May be excluded pursuant to Section 186 (3) sentence 4 of the Stock Corporation
Act and may be excluded in so far as it is necessary to grant pre-emptive rights to the holders of option rights, convertible bonds, and convertible participatory rights
April 30, 2030
€ 1,995,000,000	Cash	May be excluded in so far as it is necessary to grant pre-emptive rights to the holders of option rights, convertible bonds, and convertible participatory rights.	April 30, 2030

Dividends	The following table presents the amount of dividends proposed or declared for the years ended December 31, 2025,
2024 and 2023, respectively.

	2025 (proposed)	2024	2023
Cash dividends declared (in € )	1,902,873,264	1,314,856,308	882,615,288
Cash dividends declared per common share (in € )	1.00	0.68	0.45